Commitments And Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Silzone Legal Accrual And Related Insurance Receivable
The following table summarizes the Company’s Silzone legal accrual and related insurance receivable at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Silzone legal accrual	$4	$22
Silzone insurance receivable	$3	$15